Equity - Schedule of Option Activity Under the Plan (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Outstanding Options
Balances	3,597,638	584,019
Options granted	1,472,323	3,099,984
Options exercised	(255,213)	(43,774)
Options cancelled	(223,944)	(42,591)
Balances	4,590,804	3,597,638	584,019
Options vested and exercisable	578,836	428,481
Weighted Average Exercise Price Per Share
Balances	$ 4.40	$ 1.92
Options granted	14.47	4.81
Options exercised	2.40	1.74
Options cancelled	4.72	3.20
Balances	7.73	4.40	$ 1.92
Options vested and exercisable	$ 3.80	$ 2.53
Weighted average remaining contractual term
Weighted average remaining contractual term	9 years 1 month 6 days	9 years 6 months	9 years
Options vested and exercisable	7 years 2 months 12 days	8 years 1 month 6 days
Aggregate Value Intrinsic
Balances	$ 151,371	$ 15,056	$ 743
Options vested and exercisable	$ 21,360	$ 2,596